UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA New Income, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2016

ITEM 1. Schedule of Investments.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2016

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES

Commercial Mortgage-Backed Securities — 15.9%
Agency — 0.1%
Government National Mortgage Association 2013-55 A — 1.317% 5/16/2034	$620,184	$617,197
Government National Mortgage Association 2012-2 A — 1.862% 6/16/2031	2,019,077	2,020,610
Government National Mortgage Association 2011-49 A — 2.45% 7/16/2038	1,506,976	1,512,104
Government National Mortgage Association 2010-155 B — 2.525% 6/16/2039	2,447,459	2,458,814
Government National Mortgage Association 2010-148 AC — 7.00% 12/16/2050@	112,933	117,578
		$6,726,303
Agency Stripped — 10.7%
Government National Mortgage Association 2004-10 IO — 0.00% 1/16/2044@	$11,690,984	$117
Government National Mortgage Association 2002-56 IO — 0.043% 6/16/2042@	29,185	36
Government National Mortgage Association 2011-10 IO — 0.072% 12/16/2045@	44,469,835	583,000
Government National Mortgage Association 2009-119 IO — 0.083% 12/16/2049@	16,848,366	252,389
Government National Mortgage Association 2009-105 IO — 0.165% 11/16/2049@	10,859,984	165,615
Government National Mortgage Association 2010-28 IO — 0.203% 3/16/2050@	14,540,118	235,550
Government National Mortgage Association 2009-86 IO — 0.204% 10/16/2049@	30,708,930	480,902
Government National Mortgage Association 2008-8 IO — 0.233% 11/16/2047@	17,363,105	183,007
Government National Mortgage Association 2009-71 IO — 0.259% 7/16/2049@	3,398,557	53,867
Government National Mortgage Association 2012-45 IO — 0.40% 4/16/2053@	19,560,534	647,685
Government National Mortgage Association 2009-4 IO — 0.445% 1/16/2049@	4,120,387	68,687
Government National Mortgage Association 2009-49 IO — 0.468% 6/16/2049@	14,394,355	305,592
Government National Mortgage Association 2007-77 IO — 0.473% 11/16/2047@	28,025,296	534,162
Government National Mortgage Association 2012-125 IO — 0.494% 2/16/2053@	88,124,369	3,207,013
Government National Mortgage Association 2010-123 IO — 0.496% 9/16/2050@	22,879,199	615,908
Government National Mortgage Association 2008-24 IO — 0.497% 11/16/2047@	2,877,144	55,615
Government National Mortgage Association 2005-9 IO — 0.55% 1/16/2045@	3,211,573	22,609
Government National Mortgage Association 2013-29 IO — 0.557% 5/16/2053@	99,107,261	3,972,606
Government National Mortgage Association 2012-4 IO — 0.584% 5/16/2052@	131,071,562	2,767,366
Government National Mortgage Association 2009-60 IO — 0.603% 6/16/2049@	8,773,563	214,952
Government National Mortgage Association 2009-30 IO — 0.613% 3/16/2049@	7,969,448	242,271
Government National Mortgage Association 2008-45 IO — 0.669% 2/16/2048@	6,381,132	118,306
Government National Mortgage Association 2014-157 IO — 0.716% 5/16/2055@	167,325,943	8,775,108
Government National Mortgage Association 2012-25 IO — 0.744% 8/16/2052@	120,168,352	4,452,970
Government National Mortgage Association 2011-147 IO — 0.746% 10/16/2044@	43,367,796	1,063,482
Government National Mortgage Association 2014-120 IO — 0.752% 4/16/2056@	65,738,590	3,426,900
Government National Mortgage Association 2011-165 IO — 0.762% 10/16/2051@	171,377,428	4,935,670
Government National Mortgage Association 2012-150 IO — 0.767% 11/16/2052@	82,160,284	4,405,007
Government National Mortgage Association 2004-43 IO — 0.768% 6/16/2044@	16,560,107	448,448
Government National Mortgage Association 2013-63 IO — 0.769% 9/16/2051@	79,869,564	4,219,038
Government National Mortgage Association 2012-58 IO — 0.781% 2/16/2053@	243,980,546	11,020,601
Government National Mortgage Association 2014-138 IO — 0.793% 4/16/2056@	28,047,983	1,609,876
Government National Mortgage Association 2013-61 IO — 0.799% 5/16/2053@	130,989,219	6,638,652
Government National Mortgage Association 2012-85 IO — 0.813% 9/16/2052@	159,127,807	7,937,645
Government National Mortgage Association 2012-79 IO — 0.822% 3/16/2053@	156,643,868	7,454,682
Government National Mortgage Association 2013-13 IO — 0.833% 7/16/2047@	134,878,814	6,911,366
Government National Mortgage Association 2012-114 IO — 0.833% 1/16/2053@	54,306,684	3,222,037
Government National Mortgage Association 2014-164 IO — 0.833% 1/16/2056@	305,494,399	17,235,169
Government National Mortgage Association 2014-77 IO — 0.845% 12/16/2047@	71,400,627	3,953,817

See notes to financial statements.

	Principal Amount	Fair Value
Government National Mortgage Association 2008-92 IO — 0.846% 10/16/2048@	23,198,945	725,199
Government National Mortgage Association 2013-30 IO — 0.846% 9/16/2053@	$197,568,658	$10,351,906
Government National Mortgage Association 2015-86 IO — 0.848% 5/16/2052@	75,002,839	4,610,380
Government National Mortgage Association 2013-125 IO — 0.852% 10/16/2054@	24,593,500	1,137,112
Government National Mortgage Association 2014-135 IO — 0.864% 1/16/2056@	329,426,630	19,513,323
Government National Mortgage Association 2013-80 IO — 0.866% 3/16/2052@	56,055,059	3,426,685
Government National Mortgage Association 2013-45 IO — 0.873% 12/16/2053@	93,462,563	4,079,136
Government National Mortgage Association 2015-47 IO — 0.873% 10/16/2056@	199,969,699	13,786,331
Government National Mortgage Association 2014-28 IO — 0.878% 10/16/2054@	70,463,060	4,291,792
Government National Mortgage Association 2006-55 IO — 0.897% 8/16/2046@	8,833,200	145,306
Government National Mortgage Association 2014-175 IO — 0.898% 4/16/2056@	248,332,950	16,243,061
Government National Mortgage Association 2015-41 IO — 0.90% 9/16/2056@	50,047,814	3,128,854
Government National Mortgage Association 2008-48 IO — 0.913% 4/16/2048@	10,225,005	265,850
Government National Mortgage Association 2014-153 IO — 0.918% 4/16/2056@	251,035,271	16,520,330
Government National Mortgage Association 2015-101 IO — 0.931% 3/16/2052@	207,529,631	13,848,764
Government National Mortgage Association 2015-7 IO — 0.934% 1/16/2057@	21,301,671	1,433,281
Government National Mortgage Association 2014-110 IO — 0.938% 1/16/2057@	81,284,421	5,747,955
Government National Mortgage Association 2015-19 IO — 0.951% 1/16/2057@	138,546,735	9,772,449
Government National Mortgage Association 2011-143 IO — 0.957% 4/16/2053@	59,714,189	4,320,322
Government National Mortgage Association 2012-53 IO — 0.969% 3/16/2047@	97,322,825	4,696,391
Government National Mortgage Association 2015-128 IO — 0.977% 12/16/2056@	212,354,285	14,774,486
Government National Mortgage Association 2015-160 IO — 0.981% 1/16/2056@	279,657,274	19,829,574
Government National Mortgage Association 2015-169 IO — 0.984% 7/16/2057@	249,544,162	19,754,465
Government National Mortgage Association 2014-187 IO — 0.985% 5/16/2056@	239,586,824	16,852,465
Government National Mortgage Association 2015-150 IO — 0.997% 9/16/2057@	270,956,305	21,994,824
Government National Mortgage Association 2016-45 IO — 1.006% 2/16/2058@	134,349,224	10,289,941
Government National Mortgage Association 2016-65 IO — 1.016% 1/16/2058@	250,565,855	19,894,503
Government National Mortgage Association 2016-34 IO — 1.017% 1/16/2058@	227,891,169	17,867,944
Government National Mortgage Association 2015-114 IO — 1.044% 3/15/2057@	192,361,840	13,135,736
Government National Mortgage Association 2016-106 IO — 1.068% 9/16/2058@	277,077,982	23,659,301
Government National Mortgage Association 2015-108 IO — 1.083% 10/16/2056@	57,032,541	4,323,797
Government National Mortgage Association 2016-85 IO — 1.121% 3/16/2057@	165,245,628	13,830,464
Government National Mortgage Association 2016-119 IO — 1.127% 4/16/2058@	410,314,988	34,585,491
Government National Mortgage Association 2016-125 IO — 1.148% 12/16/2057@	149,252,074	12,453,429
Government National Mortgage Association 2016-67 IO — 1.168% 7/16/2057@	123,900,150	10,222,766
Government National Mortgage Association 2016-94 IO — 1.17% 12/16/2057@	222,948,651	18,844,556
Government National Mortgage Association 2008-78 IO — 1.24% 7/16/2048@	1,398,192	40,464
Government National Mortgage Association 2014-49 IO — 1.251% 8/16/2054@	116,603,537	8,777,704
Government National Mortgage Association 2004-108 IO — 1.366% 12/16/2044@	4,709,067	241,716
Government National Mortgage Association 2006-30 IO — 2.157% 5/16/2046@	1,675,801	44,895
		$531,900,671
Non-Agency — 5.1%
A10 Term Asset Financing LLC 2016-1 A1 — 2.42% 3/15/2035**	$10,128,000	$10,110,842
A10 Term Asset Financing LLC 2013-2 A — 2.62% 11/15/2027**	2,223,052	2,216,566
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041@	6,248,808	6,246,371
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 A1A — 5.65% 6/11/2050@	13,529,836	13,787,866
Citigroup Commercial Mortgage Trust 2006-C4 B — 5.993% 3/15/2049@	7,330,397	7,304,296
COMM Mortgage Trust 2014-FL5 B — 2.854% 10/15/2031**,@	12,720,000	12,669,825
COMM Mortgage Trust 2014-FL5 C — 2.854% 10/15/2031**,@	8,240,000	7,969,408

See notes to financial statements.

	Principal Amount	Fair Value
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E — 6.704% 11/15/2033**,@	30,398,000	30,400,799
JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT A — 2.804% 2/16/2025**	$17,105,968	$17,116,771
Latitude Management Real Estate Capita 2016-CRE2 A — 2.286% 11/24/2031**,@,††	11,903,000	11,903,000
Morgan Stanley Capital I Trust 2006-HQ9 D — 5.862% 7/12/2044@	9,865,000	9,890,637
Ores NPL LLC 2014-LV3 B — 6.00% 3/27/2024**	45,961,730	45,961,730
Rialto Capital Management LLC 2014-LT5 B — 5.00% 5/15/2024**,††	7,412,000	7,412,000
Rialto Real Estate Fund LP 2015-LT7 B — 5.071% 12/25/2032**,††	17,716,000	17,361,680
Rialto Real Estate Fund LP 2014-LT6 B — 5.486% 9/15/2024**	6,665,889	6,657,713
SCG Trust 2013-SRP1 AJ — 2.654% 11/15/2026**,@	14,152,000	14,074,426
Wachovia Bank Commercial Mortgage Trust Series 2007-C34 A3 — 5.678% 5/15/2046	28,981,863	29,239,729
		$250,323,659

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $862,654,235)		$788,950,633

Residential Mortgage-Backed Securities — 17.2%
Agency Collateralized Mortgage Obligation — 3.2%
Federal Home Loan Mortgage Corporation 3782 PA — 2.75% 11/15/2028	$3,724,363	$3,762,279
Federal Home Loan Mortgage Corporation 2809 UC — 4.00% 6/15/2019	181,872	185,127
Federal Home Loan Mortgage Corporation 3957 BV — 4.00% 10/15/2029	1,722,691	1,737,478
Federal Home Loan Mortgage Corporation 2990 TD — 4.00% 5/15/2035	23,288	23,769
Federal Home Loan Mortgage Corporation 3992 H — 4.00% 6/15/2036	67	67
Federal Home Loan Mortgage Corporation 3796 KN — 4.00% 6/15/2037	12,290,920	12,585,886
Federal Home Loan Mortgage Corporation 3986 P — 4.00% 3/15/2039	40,801	40,887
Federal Home Loan Mortgage Corporation 2614 BY — 4.50% 5/15/2018	338,375	344,260
Federal Home Loan Mortgage Corporation 2645 BY — 4.50% 7/15/2018	75,171	76,394
Federal Home Loan Mortgage Corporation 2649 AN — 4.50% 7/15/2018	725,460	738,310
Federal Home Loan Mortgage Corporation 2656 PE — 4.50% 7/15/2018	147,105	149,820
Federal Home Loan Mortgage Corporation 2930 KT — 4.50% 2/15/2020	482,462	494,181
Federal Home Loan Mortgage Corporation 2995 JK — 4.50% 6/15/2020	539,447	549,969
Federal Home Loan Mortgage Corporation 3271 TB — 4.50% 2/15/2022	1,763,696	1,805,522
Federal Home Loan Mortgage Corporation 3969 MP — 4.50% 4/15/2039	18,334	18,467
Federal Home Loan Mortgage Corporation 2509 CB — 5.00% 10/15/2017	259,722	262,558
Federal Home Loan Mortgage Corporation 2568 XD — 5.00% 2/15/2018	90,754	92,089
Federal Home Loan Mortgage Corporation 3852 HA — 5.00% 12/15/2021	2,771,918	2,881,215
Federal Home Loan Mortgage Corporation 2494 CF — 5.50% 9/15/2017	216,362	218,882
Federal Home Loan Mortgage Corporation 2503 B — 5.50% 9/15/2017	182,584	184,592
Federal Home Loan Mortgage Corporation 3808 BQ — 5.50% 8/15/2025	2,655,951	2,730,583
Federal Home Loan Mortgage Corporation 3806 JB — 5.50% 2/15/2026	2,190,011	2,357,657
Federal Home Loan Mortgage Corporation 3855 HQ — 5.50% 2/15/2026	1,728,822	1,799,911
Federal Home Loan Mortgage Corporation 2453 BD — 6.00% 5/15/2017	36,770	36,983
Federal National Mortgage Association 2012-117 DA — 1.50% 12/25/2039	3,825,534	3,691,629
Federal National Mortgage Association 2013-30 CA — 1.50% 4/25/2043	16,459,277	15,069,475
Federal National Mortgage Association 2014-80 GD — 2.00% 2/25/2042	30,887,970	30,571,519
Federal National Mortgage Association 2010-83 AH — 2.50% 11/25/2018	437,476	440,068
Federal National Mortgage Association 2016-104 QA — 3.00% 11/25/2043††	51,122,000	51,996,984
Federal National Mortgage Association 2010-32 CL — 3.75% 8/25/2018	189,037	191,603
Federal National Mortgage Association 2003-128 NG — 4.00% 1/25/2019	98,007	99,755
Federal National Mortgage Association 2004-7 JK — 4.00% 2/25/2019	841,589	855,380
Federal National Mortgage Association 2008-18 MD — 4.00% 3/25/2019	225,056	228,745

See notes to financial statements.

	Principal Amount	Fair Value
Federal National Mortgage Association 2004-76 CL — 4.00% 10/25/2019	220,685	224,691
Federal National Mortgage Association 2009-31 A — 4.00% 2/25/2024	86,323	87,105
Federal National Mortgage Association 2009-76 MA — 4.00% 9/25/2024	$168,886	$170,919
Federal National Mortgage Association 2011-113 NE — 4.00% 3/25/2040	2,052,913	2,088,746
Federal National Mortgage Association 2012-95 AB — 4.00% 11/25/2040	1,786,515	1,795,694
Federal National Mortgage Association 2009-70 NU — 4.25% 8/25/2019	1,186,421	1,207,112
Federal National Mortgage Association 2003-30 HW — 4.50% 4/25/2018	144,101	146,047
Federal National Mortgage Association 2008-40 KA — 4.50% 10/25/2018	21,806	21,800
Federal National Mortgage Association 2008-18 NB — 4.50% 5/25/2020	432,967	439,698
Federal National Mortgage Association 2008-55 JL — 4.50% 7/25/2023	2,563,633	2,651,792
Federal National Mortgage Association 2008-59 KB — 4.50% 7/25/2023	1,148,827	1,172,155
Federal National Mortgage Association 2008-40 KA — 4.50% 8/25/2023	358,733	369,343
Federal National Mortgage Association 2011-7 PA — 4.50% 10/25/2039	77,810	78,410
Federal National Mortgage Association 2012-40 GC — 4.50% 12/25/2040	2,337,513	2,364,205
Federal National Mortgage Association 2012-67 PB — 4.50% 12/25/2040	2,893,137	2,931,905
Federal National Mortgage Association 2002-74 PE — 5.00% 11/25/2017	91,641	92,604
Federal National Mortgage Association 2003-24 PD — 5.00% 4/25/2018	467,024	475,257
Federal National Mortgage Association 2003-46 BG — 5.00% 6/25/2018	460,985	469,190
Federal National Mortgage Association 2004-60 LB — 5.00% 4/25/2034	3,794,081	4,011,140
Federal National Mortgage Association 2011-19 WB — 5.50% 10/25/2018	1,451,160	1,489,471
Federal National Mortgage Association 2002-9 PC — 6.00% 3/25/2017	20,563	20,586
		$158,529,914
Agency Pool Adjustable Rate — 0.0%
Federal National Mortgage Association 865963 — 2.779% 3/1/2036@	$1,694,478	$1,794,994

Agency Pool Fixed Rate — 3.3%
Federal Home Loan Mortgage Corporation G15139 — 4.50% 6/1/2019	$299,822	$308,815
Federal Home Loan Mortgage Corporation P60959 — 4.50% 9/1/2020	633,758	652,194
Federal Home Loan Mortgage Corporation G14030 — 4.50% 12/1/2020	311,052	323,368
Federal Home Loan Mortgage Corporation G15169 — 4.50% 9/1/2026	6,165,454	6,419,330
Federal Home Loan Mortgage Corporation G15272 — 4.50% 9/1/2026	6,601,921	6,863,233
Federal Home Loan Mortgage Corporation G15875 — 4.50% 9/1/2026	7,402,588	7,815,215
Federal Home Loan Mortgage Corporation G18056 — 5.00% 6/1/2020	462,569	483,824
Federal Home Loan Mortgage Corporation G13812 — 5.00% 12/1/2020	1,812,961	1,853,191
Federal Home Loan Mortgage Corporation G15036 — 5.00% 6/1/2024	6,497,768	6,752,296
Federal Home Loan Mortgage Corporation G13667 — 5.00% 8/1/2024	257,451	271,754
Federal Home Loan Mortgage Corporation G15435 — 5.00% 11/1/2024	11,792,580	12,301,234
Federal Home Loan Mortgage Corporation G15173 — 5.00% 6/1/2026	4,995,889	5,211,404
Federal Home Loan Mortgage Corporation G15407 — 5.00% 6/1/2026	6,254,771	6,632,513
Federal Home Loan Mortgage Corporation G15874 — 5.00% 6/1/2026	3,504,566	3,655,751
Federal Home Loan Mortgage Corporation G12730 — 5.50% 7/1/2017	1,673	1,688
Federal Home Loan Mortgage Corporation G12829 — 5.50% 10/1/2017	2,656	2,689
Federal Home Loan Mortgage Corporation G14187 — 5.50% 12/1/2020	3,812,991	3,910,260
Federal Home Loan Mortgage Corporation J01270 — 5.50% 2/1/2021	88,239	93,526
Federal Home Loan Mortgage Corporation G14035 — 5.50% 12/1/2021	334,674	352,935
Federal Home Loan Mortgage Corporation G15230 — 5.50% 12/1/2024	8,569,863	8,982,320
Federal Home Loan Mortgage Corporation G15458 — 5.50% 12/1/2024	1,213,092	1,290,110
Federal Home Loan Mortgage Corporation G14460 — 6.00% 1/1/2024	522,495	559,336
Federal Home Loan Mortgage Corporation G12139 — 6.50% 9/1/2019	42,652	43,024
Federal Home Loan Mortgage Corporation P50543 — 6.50% 4/1/2037	71,960	77,938
Federal National Mortgage Association AB6251 — 2.00% 9/1/2022	927,120	941,412
Federal National Mortgage Association AB7515 — 2.00% 1/1/2023	451,097	457,846

See notes to financial statements.

	Principal Amount	Fair Value
Federal National Mortgage Association AA4546 — 4.00% 5/1/2024	1,548,692	1,631,613
Federal National Mortgage Association AL5956 — 4.00% 5/1/2027	1,541,240	1,624,804
Federal National Mortgage Association 254906 — 4.50% 10/1/2018	196,409	200,828
Federal National Mortgage Association 255547 — 4.50% 1/1/2020	$75,121	$77,687
Federal National Mortgage Association MA0323 — 4.50% 2/1/2020	285,296	294,764
Federal National Mortgage Association MA0358 — 4.50% 3/1/2020	152,452	157,512
Federal National Mortgage Association MA0419 — 4.50% 5/1/2020	276,328	285,875
Federal National Mortgage Association AL6725 — 4.50% 9/1/2020	3,267,922	3,364,331
Federal National Mortgage Association 735920 — 4.50% 10/1/2020	70,216	72,955
Federal National Mortgage Association 995158 — 4.50% 12/1/2020	122,861	127,698
Federal National Mortgage Association 889531 — 4.50% 5/1/2022	44,615	46,390
Federal National Mortgage Association AL6212 — 4.50% 1/1/2027	7,621,072	7,860,566
Federal National Mortgage Association AE0126 — 5.00% 6/1/2020	6,468,156	6,657,155
Federal National Mortgage Association 310097 — 5.00% 10/1/2020	456,952	465,233
Federal National Mortgage Association AE0792 — 5.00% 12/1/2020	1,637,268	1,686,320
Federal National Mortgage Association AE0314 — 5.00% 8/1/2021	10,641,638	10,982,161
Federal National Mortgage Association AD0285 — 5.00% 9/1/2022	823,320	862,927
Federal National Mortgage Association AE0812 — 5.00% 7/1/2025	1,865,763	1,940,368
Federal National Mortgage Association AL5764 — 5.00% 9/1/2025	6,390,761	6,652,796
Federal National Mortgage Association AL6798 — 5.00% 9/1/2025	9,157,207	9,471,737
Federal National Mortgage Association AL4056 — 5.00% 6/1/2026	7,517,357	7,842,055
Federal National Mortgage Association 257100 — 5.50% 1/1/2018	115,055	117,503
Federal National Mortgage Association 745500 — 5.50% 12/1/2018	654,012	666,059
Federal National Mortgage Association 745119 — 5.50% 12/1/2019	2,323,929	2,418,516
Federal National Mortgage Association 995284 — 5.50% 3/1/2020	412,047	416,761
Federal National Mortgage Association 745190 — 5.50% 6/1/2020	120,879	123,298
Federal National Mortgage Association 889318 — 5.50% 7/1/2020	1,576,266	1,629,134
Federal National Mortgage Association 745749 — 5.50% 3/1/2021	232,031	244,448
Federal National Mortgage Association AL5867 — 5.50% 8/1/2023	1,309,986	1,363,310
Federal National Mortgage Association AE0237 — 5.50% 11/1/2023	1,175,608	1,215,520
Federal National Mortgage Association AL5812 — 5.50% 5/1/2025	5,306,647	5,529,323
Federal National Mortgage Association AL0471 — 5.50% 7/1/2025	223,413	239,448
Federal National Mortgage Association AL4433 — 5.50% 9/1/2025	1,892,462	2,008,123
Federal National Mortgage Association AL4901 — 5.50% 9/1/2025	2,536,860	2,677,593
Federal National Mortgage Association 735439 — 6.00% 9/1/2019	159,059	164,208
Federal National Mortgage Association 745238 — 6.00% 12/1/2020	528,636	543,595
Federal National Mortgage Association 745832 — 6.00% 4/1/2021	3,142,603	3,283,046
Federal National Mortgage Association AD0951 — 6.00% 12/1/2021	1,447,104	1,523,179
Federal National Mortgage Association AL0294 — 6.00% 10/1/2022	117,126	125,743
Federal National Mortgage Association 890225 — 6.00% 5/1/2023	1,036,316	1,104,796
Federal National Mortgage Association 890403 — 6.00% 5/1/2023	1,001,560	1,046,445
Federal National Mortgage Association 725951 — 7.50% 8/1/2017	1,894	1,912
Government National Mortgage Association 782281 — 6.00% 3/15/2023	1,509,674	1,626,858
		$166,631,799
Agency Stripped — 0.7%
Federal Home Loan Mortgage Corporation 217 PO — 0.00% 1/1/2032@@@	$255,332	$232,288
Federal Home Loan Mortgage Corporation 4138 AI — 2.50% 11/15/2022	3,091,128	154,884
Federal Home Loan Mortgage Corporation 3935 LI — 3.00% 10/15/2021	2,761,232	127,273
Federal Home Loan Mortgage Corporation 3948 AI — 3.00% 10/15/2021	3,778,584	192,708
Federal Home Loan Mortgage Corporation 3956 KI — 3.00% 11/15/2021	7,865,701	393,561
Federal Home Loan Mortgage Corporation 3968 AI — 3.00% 12/15/2021	2,936,399	146,698
Federal Home Loan Mortgage Corporation 3992 OI — 3.00% 1/15/2022	2,509,161	131,933

See notes to financial statements.

	Principal Amount	Fair Value
Federal Home Loan Mortgage Corporation 3994 AI — 3.00% 2/15/2022	5,774,331	298,093
Federal Home Loan Mortgage Corporation 3994 EI — 3.00% 2/15/2022	5,251,173	271,774
Federal Home Loan Mortgage Corporation 3998 KI — 3.00% 11/15/2026	11,996,728	1,080,482
Federal Home Loan Mortgage Corporation 4100 EI — 3.00% 8/15/2027	$58,825,705	$6,043,782
Federal Home Loan Mortgage Corporation 3706 AI — 3.50% 7/15/2020	705,710	3,309
Federal Home Loan Mortgage Corporation 3722 AI — 3.50% 9/15/2020	4,249,639	200,482
Federal Home Loan Mortgage Corporation 3735 AI — 3.50% 10/15/2020	1,977,765	90,436
Federal Home Loan Mortgage Corporation 3874 DI — 3.50% 10/15/2020	2,582,149	58,490
Federal Home Loan Mortgage Corporation 3893 DI — 3.50% 10/15/2020	1,739,721	35,327
Federal Home Loan Mortgage Corporation 3753 CI — 3.50% 11/15/2020	1,025,176	47,939
Federal Home Loan Mortgage Corporation 3755 AI — 3.50% 11/15/2020	3,987,598	191,978
Federal Home Loan Mortgage Corporation 3760 KI — 3.50% 11/15/2020	2,877,867	139,254
Federal Home Loan Mortgage Corporation 3784 BI — 3.50% 1/15/2021	2,747,317	136,145
Federal Home Loan Mortgage Corporation 3874 BI — 3.50% 6/15/2021	2,467,514	133,607
Federal Home Loan Mortgage Corporation 3893 BI — 3.50% 7/15/2021	2,111,015	118,438
Federal Home Loan Mortgage Corporation 3909 KI — 3.50% 7/15/2021	1,703,585	94,122
Federal Home Loan Mortgage Corporation 3938 IO — 3.50% 10/15/2021	12,433,196	704,118
Federal Home Loan Mortgage Corporation 3778 GI — 3.50% 6/15/2024	1,972,075	76,071
Federal Home Loan Mortgage Corporation 3854 GI — 3.50% 11/15/2024	680,635	8,932
Federal Home Loan Mortgage Corporation 3852 YI — 3.50% 3/15/2025	3,785,572	159,705
Federal Home Loan Mortgage Corporation 3763 NI — 3.50% 5/15/2025	2,439,179	193,495
Federal Home Loan Mortgage Corporation 3904 QI — 3.50% 5/15/2025	2,186,554	117,864
Federal Home Loan Mortgage Corporation 3909 UI — 3.50% 8/15/2025	2,869,889	116,011
Federal Home Loan Mortgage Corporation 3904 NI — 3.50% 8/15/2026	6,053,957	637,213
Federal Home Loan Mortgage Corporation 3930 AI — 3.50% 9/15/2026	7,956,196	876,357
Federal Home Loan Mortgage Corporation 4018 AI — 3.50% 3/15/2027	13,218,969	1,228,875
Federal Home Loan Mortgage Corporation 4479 NI — 4.50% 11/15/2019	1,837,263	64,942
Federal Home Loan Mortgage Corporation 3684 CI — 4.50% 8/15/2024	9,329,415	423,241
Federal Home Loan Mortgage Corporation 3609 LI — 4.50% 12/15/2024	3,015,109	112,817
Federal Home Loan Mortgage Corporation 3917 AI — 4.50% 7/15/2026	19,027,563	2,000,468
Federal Home Loan Mortgage Corporation 3636 IO — 5.00% 11/15/2018	4,323,383	100,387
Federal Home Loan Mortgage Corporation 217 IO — 6.50% 1/1/2032	245,858	57,218
Federal National Mortgage Association 2011-88 BI — 3.00% 11/25/2020	1,038,802	17,485
Federal National Mortgage Association 2011-141 EI — 3.00% 7/25/2021	6,555,052	215,773
Federal National Mortgage Association 2012-8 TI — 3.00% 10/25/2021	3,600,956	180,355
Federal National Mortgage Association 2011-113 GI — 3.00% 11/25/2021	3,461,085	168,727
Federal National Mortgage Association 2011-129 AI — 3.00% 12/25/2021	4,789,786	238,208
Federal National Mortgage Association 2012-8 UI — 3.00% 12/25/2021	11,709,858	573,222
Federal National Mortgage Association 2011-137 AI — 3.00% 1/25/2022	6,640,200	330,436
Federal National Mortgage Association 2011-138 IG — 3.00% 1/25/2022	7,933,618	402,701
Federal National Mortgage Association 2011-145 IO — 3.00% 1/25/2022	9,658,509	477,605
Federal National Mortgage Association 2012-78 AI — 3.00% 2/25/2022	5,118,581	183,744
Federal National Mortgage Association 2012-23 IA — 3.00% 3/25/2022	4,580,084	240,873
Federal National Mortgage Association 2012-32 AI — 3.00% 4/25/2022	7,688,710	411,803
Federal National Mortgage Association 2012-53 CI — 3.00% 5/25/2022	11,847,942	634,878
Federal National Mortgage Association 2012-147 AI — 3.00% 10/25/2027	21,501,217	1,771,122
Federal National Mortgage Association 2012-145 DI — 3.00% 1/25/2028	12,647,369	1,259,272
Federal National Mortgage Association 2012-149 CI — 3.00% 1/25/2028	32,164,751	3,212,651
Federal National Mortgage Association 2010-128 LI — 3.50% 11/25/2020	4,874,500	229,009
Federal National Mortgage Association 2011-75 BI — 3.50% 11/25/2020	1,629,510	30,537
Federal National Mortgage Association 2011-78 IA — 3.50% 11/25/2020	4,443,253	85,314
Federal National Mortgage Association 2010-145 BI — 3.50% 12/25/2020	2,531,336	126,817

See notes to financial statements.

	Principal Amount	Fair Value
Federal National Mortgage Association 2011-61 BI — 3.50% 7/25/2021	2,425,219	132,197
Federal National Mortgage Association 2011-66 QI — 3.50% 7/25/2021	4,041,381	223,958
Federal National Mortgage Association 2011-104 CI — 3.50% 10/25/2021	7,022,677	389,164
Federal National Mortgage Association 2011-104 DI — 3.50% 10/25/2021	$11,717,100	$611,302
Federal National Mortgage Association 2011-110 AI — 3.50% 11/25/2021	4,900,641	266,437
Federal National Mortgage Association 2011-118 IC — 3.50% 11/25/2021	13,853,626	770,135
Federal National Mortgage Association 2011-125 DI — 3.50% 12/25/2021	9,440,121	546,218
Federal National Mortgage Association 2011-143 MI — 3.50% 1/25/2022	3,547,405	177,932
Federal National Mortgage Association 2012-2 MI — 3.50% 2/25/2022	5,836,431	348,227
Federal National Mortgage Association 2010-137 BI — 3.50% 2/25/2024	1,065,622	17,011
Federal National Mortgage Association 2010-135 DI — 3.50% 4/25/2024	2,951,043	74,248
Federal National Mortgage Association 2011-75 AI — 3.50% 1/25/2025	6,596,902	205,192
Federal National Mortgage Association 2011-66 BI — 3.50% 3/25/2025	646,755	14,938
Federal National Mortgage Association 2011-80 KI — 3.50% 4/25/2025	3,754,456	161,061
Federal National Mortgage Association 2011-67 CI — 3.50% 8/25/2025	2,187,131	111,108
Federal National Mortgage Association 2011-22 IC — 3.50% 12/25/2025	4,732,801	347,978
Federal National Mortgage Association 2011-101 EI — 3.50% 10/25/2026	12,059,452	1,238,982
Federal National Mortgage Association 2011-69 TI — 4.00% 5/25/2020	1,490,106	38,468
Federal National Mortgage Association 2010-89 LI — 4.00% 8/25/2020	3,424,678	150,856
Federal National Mortgage Association 2010-104 CI — 4.00% 9/25/2020	1,560,095	72,546
Federal National Mortgage Association 2011-67 EI — 4.00% 7/25/2021	3,744,413	161,110
Federal National Mortgage Association 2010-110 IH — 4.50% 10/25/2018	2,996,277	84,923
Federal National Mortgage Association 2009-70 IN — 4.50% 8/25/2019	3,552,700	89,456
Federal National Mortgage Association 2010-114 CI — 5.00% 4/25/2018	2,703,016	59,661
Federal National Mortgage Association 2010-30 IO — 5.00% 8/25/2018	1,356,651	39,632
Federal National Mortgage Association 2010-25 NI — 5.00% 3/25/2025	540,487	24,470
Federal National Mortgage Association 2003-64 XI — 5.00% 7/25/2033	706,816	133,219
		$34,481,678
Non-Agency Collateralized Mortgage Obligation — 10.0%
BCAP LLC Trust 2010-RR8 2A6 — 2.617% 11/26/2036**,@	$5,240,997	$5,195,330
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-5 2A3 — 5.00% 8/25/2020	63,483	63,216
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035**,@	14,166,885	14,522,634
Credit Suisse Mortgage Trust Series 2010-9R 1A4 — 3.75% 8/27/2037**	17,776,210	17,800,542
Nationstar HECM Loan Trust 2016-3A A — 2.013% 8/25/2026**,††	3,091,740	3,092,358
Nationstar HECM Loan Trust 2015-2A A — 2.883% 11/25/2025**,††	2,350,668	2,351,609
Nationstar HECM Loan Trust 2016-1A A — 2.981% 2/25/2026**,††	5,569,156	5,561,136
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036**,@	6,823,897	7,075,518
RiverView HECM Trust 2007-1 A — 1.09% 5/25/2047**,@	27,664,217	24,973,872
RMAT LLC 2015-PR1 A1 — 4.826% 6/25/2035**,@@	20,640,419	20,406,441
Sequoia Mortgage Trust 2012-1 1A1 — 2.865% 1/25/2042@	2,303,298	2,305,604
Stanwich Mortgage Loan Trust Series 2011-2 A — 0.00% 9/15/2050**,@,††	1,043,173	558,310
Stanwich Mortgage Loan Trust Series 2010-3 A — 0.301% 7/31/2038**,@,††	645,685	323,036
Stanwich Mortgage Loan Trust Series 2011-1 A — 0.645% 8/15/2050**,@,††	1,356,799	715,615
Stanwich Mortgage Loan Trust Series 2009-2 A — 0.958% 2/15/2049**,@,††	95,136	42,545
Stanwich Mortgage Loan Trust Series 2010-1 A — 1.183% 9/30/2047**,@,††	246,480	124,670
Stanwich Mortgage Loan Trust Series 2010-4 A — 1.498% 8/31/2049**,@,††	798,692	403,340
Stanwich Mortgage Loan Trust Series 2010-2 A — 1.621% 2/28/2057**,@,††	1,362,252	686,847
Sunset Mortgage Loan Co. LLC 2014-NPL1 A — 3.228% 8/16/2044**,@@	3,763,126	3,764,841
Sunset Mortgage Loan Co. LLC 2014-NPL2 A — 3.721% 11/16/2044**,@@	13,932,364	13,910,272
Sunset Mortgage Loan Co. LLC 2015-NPL1 A — 4.459% 9/18/2045**,@@	19,345,866	19,442,504
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 8/25/2055**,@	27,975,306	27,808,645

See notes to financial statements.

	Principal Amount	Fair Value
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053**	31,334,222	31,561,858
Towd Point Mortgage Trust 2015-2 1A1 — 3.25% 11/25/2060**,@	42,017,047	43,100,944
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055**,@	25,862,657	26,539,992
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057**,@	$33,680,210	$34,463,780
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045**,@@	24,471,823	24,679,990
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045**,@@	25,435,056	25,445,861
VOLT XXVII LLC 2014-NPL7 A1 — 3.375% 8/27/2057**,@@	29,488,557	29,631,246
VOLT XXXI LLC 2015-NPL2 A1 — 3.375% 2/25/2055**,@@	1,177,382	1,178,890
VOLT XXXIII LLC 2015-NPL5 A1 — 3.50% 3/25/2055**,@@	33,806,927	33,895,116
VOLT XXXIV LLC 2015-NPL7 A1 — 3.25% 2/25/2055**,@@	23,287,173	23,310,768
VOLT XXXIX LLC 2015-NP13 A1 — 4.125% 10/25/2045**,@@	341,108	343,661
VOLT XXXV LLC 2015-NPL9 A1 — 3.50% 6/26/2045**,@@	15,801,352	15,801,349
VOLT XXXVI LLC 2015-NP10 A1 — 3.625% 7/25/2045**,@@	14,359,890	14,367,568
VOLT XXXVIII LLC 2015-NP12 A1 — 3.875% 9/25/2045**,@@	19,274,399	19,346,595
		$494,796,503

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $833,176,183)		$856,234,888

Asset-Backed Securities — 47.8%
Auto — 19.8%
Ally Auto Receivables Trust 2015-1 A3 — 1.39% 9/16/2019	$25,000,000	$25,001,478
AmeriCredit Automobile Receivables Trust 2014-2 A3 — 0.94% 2/8/2019	2,663,443	2,660,185
AmeriCredit Automobile Receivables Trust 2013-3 B — 1.58% 9/10/2018	423,581	423,593
AmeriCredit Automobile Receivables Trust 2014-2 B — 1.60% 7/8/2019	1,485,000	1,486,375
AmeriCredit Automobile Receivables Trust 2013-4 B — 1.66% 9/10/2018	1,831,151	1,831,129
AmeriCredit Automobile Receivables Trust 2014-1 B — 1.68% 7/8/2019	1,468,000	1,468,964
AmeriCredit Automobile Receivables Trust 2012-5 C — 1.69% 11/8/2018	1,047,446	1,047,495
AmeriCredit Automobile Receivables Trust 2015-2 B — 1.82% 7/8/2020	6,678,000	6,675,671
AmeriCredit Automobile Receivables Trust 2014-3 B — 1.92% 11/8/2019	13,383,000	13,423,755
AmeriCredit Automobile Receivables Trust 2012-4 C — 1.93% 8/8/2018	377,197	377,101
AmeriCredit Automobile Receivables Trust 2015-3 B — 2.08% 9/8/2020	19,000,000	18,948,366
AmeriCredit Automobile Receivables Trust 2015-4 B — 2.11% 1/8/2021	28,000,000	27,980,058
AmeriCredit Automobile Receivables Trust 2013-5 C — 2.29% 11/8/2019	2,312,000	2,320,876
AmeriCredit Automobile Receivables Trust 2013-3 C — 2.38% 6/10/2019	986,000	990,299
AmeriCredit Automobile Receivables Trust 2015-1 C — 2.51% 1/8/2021	1,727,000	1,730,618
California Republic Auto Receivables Trust 2013-2 A2 — 1.23% 3/15/2019	2,723,808	2,722,008
Capital Auto Receivables Asset Trust 2014-2 A3 — 1.26% 5/21/2018	1,026,143	1,026,056
Capital Auto Receivables Asset Trust 2014-1 A3 — 1.32% 6/20/2018	931,431	931,342
Capital Auto Receivables Asset Trust 2016-3 A3 — 1.54% 8/20/2020	9,410,000	9,358,702
Capital Auto Receivables Asset Trust 2015-2 A3 — 1.73% 9/20/2019	35,877,000	35,948,410
Capital Auto Receivables Asset Trust 2014-3 A4 — 1.83% 4/22/2019	9,382,000	9,407,213
Capital Auto Receivables Asset Trust 2014-1 B — 2.22% 1/22/2019	8,337,000	8,355,697
Capital Auto Receivables Asset Trust 2013-4 C — 2.67% 2/20/2019	3,845,000	3,869,183
Credit Acceptance Auto Loan Trust 2014-1A A — 1.55% 10/15/2021**	1,274,975	1,274,530
Credit Acceptance Auto Loan Trust 2014-2A A — 1.88% 3/15/2022**	15,778,476	15,774,098
Credit Acceptance Auto Loan Trust 2015-1A A — 2.00% 7/15/2022**	2,755,000	2,759,328
Credit Acceptance Auto Loan Trust 2014-1A B — 2.29% 4/15/2022**	12,076,000	12,049,783
Credit Acceptance Auto Loan Trust 2016-2A A — 2.42% 11/15/2023**	9,956,000	9,947,079
Credit Acceptance Auto Loan Trust 2015-1A B — 2.61% 1/17/2023**	3,160,000	3,133,980
Credit Acceptance Auto Loan Trust 2014-2A B — 2.67% 9/15/2022**	11,719,000	11,709,017
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024**	15,192,000	14,951,476

See notes to financial statements.

	Principal Amount	Fair Value
Credit Acceptance Auto Loan Trust 2015-2A B — 3.04% 8/15/2023**	27,401,000	27,284,201
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024**	22,937,000	22,715,227
Credit Acceptance Auto Loan Trust 2016-3A C — 3.60% 4/15/2025**	12,661,000	12,566,169
Credit Acceptance Auto Loan Trust 2015-2A C — 3.76% 2/15/2024**	$550,000	$548,096
DT Auto Owner Trust 2016-2A A — 1.73% 8/15/2019**	4,696,465	4,691,768
DT Auto Owner Trust 2015-2A B — 1.88% 5/15/2019**	21,696,775	21,679,042
DT Auto Owner Trust 2016-4A B — 2.02% 8/17/2020**	13,677,000	13,608,861
DT Auto Owner Trust 2015-3A B — 2.46% 11/15/2019**	27,649,000	27,728,394
DT Auto Owner Trust 2016-2A B — 2.92% 5/15/2020**	5,392,000	5,375,835
Exeter Automobile Receivables Trust 2016-3A A — 1.84% 11/16/2020**	24,842,879	24,772,454
First Investors Auto Owner Trust 2015-1A A2 — 1.21% 4/15/2019**	960,015	959,823
First Investors Auto Owner Trust 2014-1A A3 — 1.49% 1/15/2020**	3,003,168	3,003,270
First Investors Auto Owner Trust 2016-2A A2 — 1.87% 11/15/2021**	5,514,000	5,460,155
First Investors Auto Owner Trust 2016-1A A2 — 2.26% 4/15/2021**	16,653,000	16,668,622
First Investors Auto Owner Trust 2015-2A A2 — 2.28% 9/15/2021**	16,556,000	16,571,036
First Investors Auto Owner Trust 2015-2A B — 2.75% 9/15/2021**	4,443,000	4,459,377
Ford Credit Auto Owner Trust 2013-A C — 1.36% 10/15/2018	5,700,000	5,696,497
GM Financial Automobile Leasing Trust 2016-3 C — 2.38% 5/20/2020	7,768,000	7,687,434
Honda Auto Receivables Owner Trust 2015-2 A3 — 1.04% 2/21/2019	32,257,139	32,212,576
Hyundai Auto Lease Securitization Trust 2014-B A4 — 1.26% 9/17/2018**	3,073,006	3,073,236
Porsche Innovative Lease Owner Trust 2014-1 A4 — 1.26% 9/21/2020**	15,253,000	15,254,089
Prestige Auto Receivables Trust 2014-1A A3 — 1.52% 4/15/2020**	9,582,788	9,583,813
Prestige Auto Receivables Trust 2015-1 A3 — 1.53% 2/15/2021**	15,203,620	15,206,103
Prestige Auto Receivables Trust 2016-1A A3 — 1.99% 6/15/2020**	7,917,000	7,939,107
Prestige Auto Receivables Trust 2015-1 B — 2.04% 4/15/2021**	10,395,000	10,365,253
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022**	25,223,000	25,100,467
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022**	9,060,000	8,988,917
Santander Drive Auto Receivables Trust 2015-2 A3 — 1.22% 4/15/2019	30,364,850	30,353,897
Santander Drive Auto Receivables Trust 2015-1 A3 — 1.27% 2/15/2019	1,040,337	1,040,197
Santander Drive Auto Receivables Trust 2014-3 B — 1.45% 5/15/2019	115,103	115,099
Santander Drive Auto Receivables Trust 2015-3 A3 — 1.49% 6/17/2019	16,719,365	16,730,504
Santander Drive Auto Receivables Trust 2016-2 A3 — 1.56% 5/15/2020	12,436,000	12,386,661
Santander Drive Auto Receivables Trust 2015-4 A3 — 1.58% 9/16/2019	30,414,000	30,413,465
Santander Drive Auto Receivables Trust 2014-2 B — 1.62% 2/15/2019	2,824,108	2,824,692
Santander Drive Auto Receivables Trust 2014-5 B — 1.76% 9/16/2019	8,131,299	8,131,531
Santander Drive Auto Receivables Trust 2013-3 C — 1.81% 4/15/2019	15,317,508	15,328,168
Santander Drive Auto Receivables Trust 2014-4 B — 1.82% 5/15/2019	4,553,423	4,556,391
Santander Drive Auto Receivables Trust 2015-2 B — 1.83% 1/15/2020	3,322,000	3,323,410
Santander Drive Auto Receivables Trust 2013-2 C — 1.95% 3/15/2019	1,307,650	1,308,860
Santander Drive Auto Receivables Trust 2015-5 B — 1.96% 5/15/2020	44,367,000	44,326,169
Santander Drive Auto Receivables Trust 2015-1 B — 1.97% 11/15/2019	22,904,000	22,953,264
Santander Drive Auto Receivables Trust 2015-3 B — 2.07% 4/15/2020	26,274,000	26,337,972
Santander Drive Auto Receivables Trust 2014-2 C — 2.33% 11/15/2019	7,874,000	7,913,425
Santander Drive Auto Receivables Trust 2015-1 C — 2.57% 4/15/2021	9,270,000	9,331,796
Santander Drive Auto Receivables Trust 2014-4 C — 2.60% 11/16/2020	16,794,000	16,936,818
Santander Drive Auto Receivables Trust 2013-5 D — 2.73% 10/15/2019	16,422,000	16,581,472
Santander Drive Auto Receivables Trust 2014-2 D — 2.76% 2/18/2020	8,332,000	8,445,276
Santander Drive Auto Receivables Trust 2013-4 C — 3.25% 1/15/2020	890,804	895,357
Santander Drive Auto Receivables Trust 2012-5 D — 3.30% 9/17/2018	4,677,257	4,696,383
Westlake Automobile Receivables Trust 2015-1A B — 1.68% 11/16/2020**	13,144,149	13,139,828
Westlake Automobile Receivables Trust 2015-2A B — 1.83% 1/15/2021**	15,900,000	15,896,252
Westlake Automobile Receivables Trust 2015-3A B — 2.21% 5/17/2021**	23,804,000	23,838,154

See notes to financial statements.

	Principal Amount	Fair Value
Westlake Automobile Receivables Trust 2015-1A C — 2.29% 11/16/2020**	550,000	551,343
Westlake Automobile Receivables Trust 2015-2A C — 2.45% 1/15/2021**	550,000	549,367
Westlake Automobile Receivables Trust 2016-3A C — 2.46% 1/18/2022**	19,575,000	19,417,208
Westlake Automobile Receivables Trust 2015-3A C — 3.05% 5/17/2021**	$550,000	$553,112
World Omni Automobile Lease Securitization Trust 2015-A A4 — 1.73% 12/15/2020	15,000,000	15,037,344
World Omni Automobile Lease Securitization Trust 2015-A B — 1.94% 12/15/2020	12,350,000	12,338,148
		$985,035,250
Credit Card — 5.7%
Cabela’s Credit Card Master Note Trust 2012-2A A1 — 1.45% 6/15/2020**	$54,446,000	$54,485,114
Cabela’s Credit Card Master Note Trust 2012-1A A1 — 1.63% 2/18/2020**	14,610,000	14,617,233
Cabela’s Credit Card Master Note Trust 2016-1 A1 — 1.78% 6/15/2022	51,561,000	51,388,101
Capital One Multi-Asset Execution Trust 2014-A2 A2 — 1.26% 1/15/2020	56,017,000	56,035,575
Golden Credit Card Trust 2012-2A A1 — 1.77% 1/15/2019**	31,192,000	31,197,063
Synchrony Credit Card Master Note Trust 2012-6 A — 1.36% 8/17/2020	57,633,000	57,640,838
Synchrony Credit Card Master Note Trust 2012-3 B — 1.704% 3/15/2020@	15,486,918	15,494,347
		$280,858,271
Other — 22.3%
ARI Fleet Lease Trust 2015-A A2 — 1.11% 11/15/2018**	$13,776,735	$13,750,983
ARI Fleet Lease Trust 2016-A A2 — 1.82% 7/15/2024**	24,574,000	24,594,777
Ascentium Equipment Receivables LLC 2015-2A B — 2.62% 12/10/2019**	4,102,000	4,075,059
Ascentium Equipment Receivables Trust 2016-1A A2 — 1.75% 11/13/2018**	1,115,344	1,116,059
Black Diamond CLO, Ltd. 2013-1A A1 — 2.33% 2/6/2026**,@	17,966,000	17,966,036
CCG Receivables Trust 2014-1 A2 — 1.06% 11/15/2021**	4,304,506	4,299,640
CCG Receivables Trust 2015-1 A2 — 1.46% 11/14/2018**	17,003,065	16,971,020
Cent CLO 19, Ltd. 2013-19A A1A — 2.217% 10/29/2025**,@	16,376,000	16,377,589
Cerberus Onshore II CLO-2 LLC 2014-1A A — 2.528% 10/15/2023**,@	4,444,268	4,442,419
Cerberus Onshore II CLO-2 LLC 2014-1A B — 2.975% 10/15/2023**,@	6,612,000	6,610,995
Chesapeake Funding II LLC 2016-2A A1 — 1.88% 6/15/2028**	29,535,000	29,462,415
Chesapeake Funding II LLC 2016-1A A1 — 2.11% 3/15/2028**	34,501,000	34,442,366
Chesapeake Funding LLC 2014-1A A — 1.072% 3/7/2026**,@	18,975,112	18,906,363
CIFC Funding 2013-III, Ltd. 2013-3A A1A — 2.212% 10/24/2025**,@	19,486,000	19,486,643
Conn’s Receivables Funding LLC 2016-A A — 4.68% 4/16/2018**	5,469,913	5,479,325
Conn’s Receivables Funding LLC 2016-A B — 8.96% 8/15/2018**	28,435,000	28,476,177
CVP Cascade CLO-1, Ltd. 2013-CLO1 A1 — 2.33% 1/16/2026**,@	15,744,000	15,732,239
Dell Equipment Finance Trust 2016-1 A1 — 0.85% 7/24/2017**	22,452,069	22,440,286
Elm Trust 2016-1A A2 — 4.163% 6/20/2025**,††	10,645,000	10,645,000
Enterprise Fleet Financing LLC 2014-1 A2 — 0.87% 9/20/2019**	1,904,923	1,903,497
Enterprise Fleet Financing LLC 2014-2 A2 — 1.05% 3/20/2020**	14,850,182	14,818,266
Enterprise Fleet Financing LLC 2013-2 A3 — 1.51% 3/20/2019**	11,320,235	11,320,061
Enterprise Fleet Financing LLC 2015-2 A2 — 1.59% 2/22/2021**	41,058,965	41,015,282
Enterprise Fleet Financing LLC 2016-2 A2 — 1.74% 2/22/2022**	18,592,000	18,545,873
Fortress Credit Opportunities III CLO LP 2014-3A A1T — 2.768% 4/28/2026**,@	21,187,000	21,142,656
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E — 8.424% 12/15/2028@,††	20,895,000	20,520,562
Grayson CLO, Ltd. 2006-1A A1B — 1.246% 11/1/2021**,@	8,678,000	8,547,309
Hertz Fleet Lease Funding LP 2016-1 A2 — 1.96% 4/10/2030**	21,046,000	20,973,751
InSite Issuer LLC — 8.595% 8/15/2043**,††	12,001,000	12,375,791
John Deere Owner Trust 2013-B A4 — 1.39% 12/16/2019	10,858,878	10,841,595
Leaf Receivables Funding 11 LLC 2016-1 A2 — 1.72% 7/15/2018**,††	17,599,000	17,592,154
Limerock CLO II, Ltd. 2014-2A A — 2.382% 4/18/2026**,@	8,896,000	8,900,377
Longfellow Place CLO, Ltd 2013 1A — 1.00% 1/15/2024††	30,189,000	30,189,000
MMAF Equipment Finance LLC 2013-AA A3 — 1.03% 12/11/2017**	639,613	639,600

See notes to financial statements.

	Principal Amount	Fair Value
MMAF Equipment Finance LLC 2012-AA A4 — 1.35% 10/10/2018**	401,988	401,928
MMAF Equipment Finance LLC 2013-AA A4 — 1.68% 5/11/2020**	14,450,000	14,445,977
Nelder Grove CLO, Ltd. 2014-1A A1 — 2.497% 8/28/2026**,@	13,350,000	13,371,360
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 — 2.575% 10/15/2049**,††	$50,834,000	$50,223,128
NewMark Capital Funding CLO, Ltd. 2013-1A A2 — 2.054% 6/2/2025**,@	7,250,000	7,236,472
Nomad CLO, Ltd. 2013-1A A1 — 2.08% 1/15/2025**,@	5,865,000	5,862,789
NRZ Advance Receivables Trust 2015-ON1 2016-T4 AT4 — 3.107% 12/15/2050**,††	50,294,000	49,889,636
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1 AT1 — 2.751% 6/15/2049**	28,937,000	28,936,951
Oaktree EIF II Series A1, Ltd. 2014-A1A A — 2.376% 8/15/2025**,@	11,177,000	11,176,888
Ocwen Master Advance Receivables Trust 2016-T1 AT1 — 2.521% 8/17/2048**	51,028,000	50,948,269
Oportun Funding III LLC 2016-B A — 3.69% 7/8/2021**	10,122,000	10,059,936
Oportun Funding IV LLC 2016-C A — 3.28% 11/8/2021**	9,739,000	9,654,103
Panhandle-Plains Student Finance Corporation 2001-1 A2 — 2.256% 12/1/2031††,@	7,300,000	7,254,375
Peaks CLO 1, Ltd. 2014-1A C — 4.38% 6/15/2026**,@	12,077,000	11,854,240
PFS Financing Corporation 2014-AA A — 1.304% 2/15/2019**,@	33,029,000	33,017,955
PFS Financing Corporation 2014-BA A — 1.304% 10/15/2019**,@	33,006,000	32,936,938
PFS Financing Corporation 2015-AA A — 1.324% 4/15/2020**,@	29,100,000	29,038,055
PFS Financing Corporation 2015-AA B — 1.604% 4/15/2020**,@	500,000	495,767
PFS Financing Corporation 2016-A A — 1.904% 2/18/2020**,@	57,776,000	57,834,065
Senior Credit Fund SPV LLC 2016 1A — 1.00% 12/19/2025††	34,234,000	34,148,415
STORE Master Funding LLC 2012-1A A — 5.77% 8/20/2042**	467,946	484,755
Telos CLO, Ltd. 2013-4A A — 2.18% 7/17/2024**,@	7,956,000	7,951,075
Telos CLO, Ltd. 2014-5A A — 2.43% 4/17/2025**,@	31,420,000	31,425,938
THL Credit Wind River CLO, Ltd. 2013-2A A2A — 2.322% 1/18/2026**,@	6,300,000	6,300,265
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2043**,††	10,932,000	10,818,745
Unison Ground Lease Funding LLC 2013-2 B — 6.268% 3/15/2043**	3,768,000	3,502,921
Unison Ground Lease Funding LLC 2010-1-2 — 9.522% 4/15/2040**	19,600,000	20,964,944
Volvo Financial Equipment LLC Series 2013-1A B — 1.24% 8/15/2019**	1,500,000	1,499,805
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2043**,††	15,000,000	15,327,000
Westwood CDO II, Ltd. 2007-2A A2 — 1.232% 4/25/2022**,@	5,083,000	5,044,491
Wheels SPV 2 LLC 2014-1A A2 — 0.84% 3/20/2023**	2,023,725	2,018,311
Wheels SPV 2 LLC 2015-1A A2 — 1.27% 4/22/2024**	10,996,713	10,988,572
		$1,109,715,234

TOTAL ASSET-BACKED SECURITIES (Cost $2,381,069,917)		$2,375,608,755

Corporate Bonds & Notes — 3.4%
Consumer, Cyclical — 0.6%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$192,780	$192,549
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010††	21,163,608	11,269,621
Northwest Airlines 2000-1 Class G Pass Through Trust — 7.15% 4/1/2021	9,015,347	9,410,219
US Airways 1998-1B Pass Through Trust — 7.35% 7/30/2019	3,780,561	3,716,670
US Airways 1998-1C Pass Through Trust — 6.82% 1/30/2019††	4,094,185	1,719,558
US Airways 1999-1C Pass Through Trust — 7.96% 7/20/2019††	8,010,449	5,286,896
		$31,595,513
Diversified — 0.8%
Boart Longyear Management Pty, Ltd. — 10.00% 10/1/2018**	$51,802,000	$38,851,500

See notes to financial statements.

	Principal Amount	Fair Value
Energy — 1.2%
Atwood Oceanics, Inc. — 6.50% 2/1/2020	$63,487,000	$58,487,399

Financial — 0.5%
N671US Trust — 7.50% 9/15/2020**,††	$10,342,753	$10,446,181
Berkshire Hathaway Finance Corporation — 1.166% 8/15/2019@	$12,753,000	$12,784,241
		$23,230,422
Industrial — 0.3%
Air 2 US — 8.027% 10/1/2020**	$3,519,703	$3,693,489
Air 2 US — 10.127% 10/1/2020**,††	39,258,228	13,740,379
		$17,433,868

TOTAL CORPORATE BONDS & NOTES (Cost $188,385,595)		$169,598,702

Corporate Bank Debt — 2.8%
ACCTL — 6.25% 5/16/2022**,††	$19,429,305	$19,401,327
BARXPL TL-B 1L — 1.00% 9/9/2021**	31,930,996	32,204,645
MB1LDDTL — 3.50% 11/30/2017††,**	3,669,000	40,066
MB1LTL — 6.00% 11/30/2022††,**	13,372,000	13,384,302
MB2LDDTL — 5.625% 11/30/2017††,**	1,472,000	19,666
MB2LTL — 10.25% 11/30/2023††,**	5,344,000	5,335,236
OCI Beaumont LLC Term Loan B — 7.75% 8/20/2019**	14,171,144	14,454,708
OTGDDTL — 1.00% 8/23/2021**,††	1,950,000	37,830
OTGTL — 9.50% 8/23/2021**,††	19,970,000	19,958,018
SDTL — 7.00% 11/22/2021††,**	14,120,000	14,014,806
ZW1L — 6.00% 11/16/2022††,**	13,630,000	13,542,495
ZW2L — 10.00% 11/16/2023††,**	4,870,000	4,809,807

TOTAL CORPORATE BANK DEBT (Cost $135,438,868)		$137,202,906

Municipals — 0.3%
Wayne County GO, (TXBL-NTS), — 4.25% 12/1/2018	$6,277,000	$6,296,082
Wayne County GO, (TXBL), — 5.75% 12/1/2017	7,017,000	7,052,927

TOTAL MUNICIPALS (Cost $13,278,063)		$13,349,009
U.S. Treasuries — 8.3%

U.S. Treasury Notes — 0.50% 1/31/2017	$25,000,000	$24,997,070
U.S. Treasury Notes — 0.875% 2/28/2017	60,000,000	60,024,720
U.S. Treasury Notes — 1.00% 3/31/2017	60,000,000	60,061,788
U.S. Treasury Notes — 1.00% 12/15/2017	70,843,000	70,905,264
U.S. Treasury Notes — 1.375% 8/31/2020	114,135,000	112,929,746
U.S. Treasury Notes — 1.375% 10/31/2020	34,456,000	34,027,991

See notes to financial statements.

	Principal Amount	Fair Value
U.S. Treasury Notes — 1.875% 10/31/2017	$49,075,000	$49,477,032

TOTAL U.S. TREASURIES (Cost $414,990,132)		$412,423,611

TOTAL BONDS & DEBENTURES — 95.7% (Cost $4,828,992,993)		$4,753,368,504

TOTAL INVESTMENT SECURITIES — 95.7% (Cost $4,828,992,993)		$4,753,368,504

Short-Term Investments — 4.4%

Commercial Paper — 2.5%
Apple, Inc. — 0.56% 2/2/2017	50,000,000	$49,975,111
Unilever Capital Corporation — 0.551% 1/31/2017	10,500,000	10,495,187
PepsiCo, Inc — 0.44% 1/12/2017	20,000,000	19,997,311
PepsiCo, Inc. — 0.44% 1/13/2017	20,000,000	19,997,067
Private Export funding Corp. — 0.625% 1/17/2017	25,000,000	24,993,167

TOTAL COMMERCIAL PAPER (Cost $125,457,843)		$125,457,843

Repurchase Agreements— 1.9%
State Street Bank Repurchase Agreement — 0.03% 1/3/2017
(Dated 12/30/2016, repurchase price of $91,514,305, collateralized by $92,435,000, principal amount U.S. Treasury Note 1.37500% 2018, fair value $93,348,258)	$91,514,000	91,514,000
TOTAL SHORT-TERM INVESTMENTS (Cost $216,971,843)		$216,971,843

TOTAL INVESTMENTS — 100.1% (Cost $5,045,964,836)		$4,970,340,347
Other Assets and Liabilities, net — (0.1)%		(4,567,769)
NET ASSETS — 100.0% — NOTE 2		$4,965,772,578

@Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2016.

**Restricted securities. These restricted securities constituted 49.06% of total net assets at December 31, 2016, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

††These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Fund’s fair value procedures. These securities constituted 9.96%% of total net assets at December 31, 2016.

@@@Zero coupon bond. Coupon amount represents effective yield to maturity.

See notes to financial statements.

@@Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2016.

See notes to financial statements.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

December 31, 2016

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
A10 Term Asset Financing LLC 2016-1 A1— 2.42% 3/15/2035	5/19/2016	$10,126,996	$10,110,842	0.20%
A10 Term Asset Financing LLC 2013-2 A— 2.62% 11/15/2027	10/30/2013	2,222,742	2,216,566	0.04%
ACCTL — 6.25% 5/16/2022	9/19/2016	19,243,300	19,401,327	0.39%
ARI Fleet Lease Trust 2016-A A2 — 1.82% 7/15/2024	02/17/2016	24,572,314	24,594,777	0.50%
ARI Fleet Lease Trust 2015-A A2 — 1.11% 11/15/2018	04/15/2015, 07/20/2015, 03/11/2016, 03/18/2016	13,763,267	13,750,983	0.28%
Air 2 US — 10.127% 10/1/2020	7/24/2014, 8/22/2014, 2/12/2015	9,396,338	13,740,379	0.28%
Air 2 US — 8.027% 10/1/2020	7/1/2014, 10/27/2014	3,723,325	3,693,489	0.07%
Ascentium Equipment Receivables LLC 2015-2A B — 2.62% 12/10/2019	02/18/2016	4,090,071	4,075,059	0.08%
Ascentium Equipment Receivables Trust 2016-1A A2 — 1.75% 11/13/2018	4/18/2016	1,115,326	1,116,059	0.02%
BARXPL TL-B 1L — 1.00% 9/9/2021	10/07/2016, 10/14/2016, 12/19/2016	31,791,417	32,204,645	0.65%
BCAP LLC Trust 2010-RR8 2A6 — 2.617% 11/26/2036	12/08/2015	5,212,253	5,195,330	0.10%
Black Diamond CLO, Ltd. 2013-1A A1— 2.33% 2/6/2026	9/16/2016, 9/30/2016	17,984,923	17,966,036	0.36%
Boart Longyear Management Pty, Ltd. — 10.00% 10/1/2018	9/20/2013, 9/24/2014, 10/6/2014, 10/24/2014, 11/13/2014, 11/21/2014, 12/5/2014, 12/10/2014, 2/20/2015, 3/2/2015	52,605,383	38,851,500	0.78%
CCG Receivables Trust 2015-1 A2 — 1.46% 11/14/2018	9/9/2015	17,002,126	16,971,020	0.34%
CCG Receivables Trust 2014-1 A2 — 1.06% 11/15/2021	05/6/2014,03/31/15, 04/1/2015, 06/16/2015, 08/12/2015	4,300,116	4,299,640	0.09%
CIFC Funding 2013-III, Ltd. 2013-3A A1A— 2.212% 10/24/2025	10/26/2016, 12/07/2016	19,495,628	19,486,643	0.39%
COMM Mortgage Trust 2014-FL5 B — 2.854% 10/15/2031	11/29/2016	12,668,556	12,669,825	0.26%
COMM Mortgage Trust 2014-FL5 C— 2.854% 10/15/2031	9/15/2016	7,945,663	7,969,408	0.16%
CVP Cascade CLO-1, Ltd. 2013-CLO1 A1— 2.33% 1/16/2026	11/01/2016	15,731,600	15,732,239	0.32%
Cabela’s Credit Card Master Note Trust 2012-2A A1 — 1.45% 6/15/2020	3/11/2015, 4/15/2015, 6/19/2015, 11/17/2015	54,593,759	54,485,114	1.10%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Cabela’s Credit Card Master Note Trust 2012-1A A1 — 1.63% 2/18/2020	03/19/2015, 05/19/2015, 03/04/2016	14,682,070	14,617,233	0.29%
Cent CLO 19, Ltd. 2013-19A A1A — 2.217% 10/29/2025	9/15/2016	16,367,975	16,377,589	0.33%
Cerberus Onshore II CLO-2 LLC 2014-1A B — 2.975% 10/15/2023	11/20/2014	6,568,027	6,610,995	0.13%
Cerberus Onshore II CLO-2 LLC 2014-1A A — 2.528% 10/15/2023	11/20/2014, 02/12/2015	4,444,353	4,442,419	0.09%
Chesapeake Funding II LLC 2016-1A A1— 2.11% 3/15/2028	03/24/2016	34,496,260	34,442,366	0.69%
Chesapeake Funding II LLC 2016-2A A1— 1.88% 6/15/2028	6/14/2016	29,533,516	29,462,415	0.59%
Chesapeake Funding LLC 2014-1A A— 1.072% 3/7/2026	03/04/2014, 10/22/2015	18,960,179	18,906,363	0.38%
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035	02/24/2014, 07/28/2015	14,627,170	14,522,634	0.29%
Conn’s Receivables Funding LLC 2016-A B — 8.96% 8/15/2018	03/11/2016	28,433,693	28,476,177	0.57%
Conn’s Receivables Funding LLC 2016-A A — 4.68% 4/16/2018	03/11/2016	5,469,913	5,479,325	0.11%
Credit Acceptance Auto Loan Trust 2015-2A B — 3.04% 8/15/2023	06/20/2016	27,413,624	27,284,201	0.55%
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024	5/4/2016	22,931,528	22,715,227	0.46%
Credit Acceptance Auto Loan Trust 2014-2A A — 1.88% 3/15/2022	3/2/2015, 7/29/2015, 8/6/2015	15,789,069	15,774,098	0.32%
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024	10/19/2016	15,190,272	14,951,476	0.30%
Credit Acceptance Auto Loan Trust 2016-3A C — 3.60% 4/15/2025	10/19/2016	12,658,684	12,566,169	0.25%
Credit Acceptance Auto Loan Trust 2014-1A B — 2.29% 4/15/2022	6/16/2015	12,064,471	12,049,783	0.24%
Credit Acceptance Auto Loan Trust 2014-2A B — 2.67% 9/15/2022	9/18/2014, 7/30/2015	11,732,004	11,709,017	0.24%
Credit Acceptance Auto Loan Trust 2016-2A A — 2.42% 11/15/2023	5/4/2016, 6/22/2016	9,965,569	9,947,079	0.20%
Credit Acceptance Auto Loan Trust 2015-1A B — 2.61% 1/17/2023	7/31/2015	3,161,223	3,133,980	0.06%
Credit Acceptance Auto Loan Trust 2015-1A A — 2.00% 7/15/2022	06/20/2016	2,761,365	2,759,328	0.06%
Credit Acceptance Auto Loan Trust 2014-1A A — 1.55% 10/15/2021	8/6/2015, 8/12/2015, 10/23/2015	1,271,765	1,274,530	0.03%
Credit Acceptance Auto Loan Trust 2015-2A C — 3.76% 2/15/2024	8/12/2015	549,994	548,096	0.01%
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E — 6.704% 11/15/2033	11/04/2016, 12/20/2016	30,398,084	30,400,799	0.61%
Credit Suisse Mortgage Trust Series 2010-9R 1A4 — 3.75% 8/27/2037	02/10/2016	18,030,217	17,800,542	0.36%
DT Auto Owner Trust 2015-3A B — 2.46% 11/15/2019	10/07/2015	27,645,990	27,728,394	0.56%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
DT Auto Owner Trust 2015-2A B — 1.88% 5/15/2019	6/10/2015	21,695,489	21,679,042	0.44%
DT Auto Owner Trust 2016-4A B — 2.02% 8/17/2020	9/28/2016	13,676,251	13,608,861	0.27%
DT Auto Owner Trust 2016-2A B — 2.92% 5/15/2020	4/6/2016	5,391,906	5,375,835	0.11%
DT Auto Owner Trust 2016-2A A — 1.73% 8/15/2019	4/6/2016	4,696,343	4,691,768	0.09%
Dell Equipment Finance Trust 2016-1 A1— 0.85% 7/24/2017	7/12/2016	22,452,069	22,440,286	0.45%
Elm Trust 2016-1A A2 — 4.163% 6/20/2025	12/08/2016	10,644,758	10,645,000	0.21%
Enterprise Fleet Financing LLC 2015-2 A2 — 1.59% 2/22/2021	7/22/2015	41,056,420	41,015,282	0.83%
Enterprise Fleet Financing LLC 2016-2 A2 — 1.74% 2/22/2022	7/12/2016	18,590,859	18,545,873	0.37%
Enterprise Fleet Financing LLC 2014-2 A2 — 1.05% 3/20/2020	08/26/2014, 03/25/2015, 04/28/2015, 05/28/2015, 02/17/2016	14,845,946	14,818,266	0.30%
Enterprise Fleet Financing LLC 2013-2 A3 — 1.51% 3/20/2019	8/4/2015	11,310,924	11,320,061	0.23%
Enterprise Fleet Financing LLC 2014-1 A2 — 0.87% 9/20/2019	05/07/2015	1,903,894	1,903,497	0.04%
Exeter Automobile Receivables Trust 2016-3A A — 1.84% 11/16/2020	10/03/2016	24,841,313	24,772,454	0.50%
First Investors Auto Owner Trust 2016-1A A2 — 2.26% 4/15/2021	02/10/2016	16,653,000	16,668,622	0.34%
First Investors Auto Owner Trust 2015-2A A2 — 2.28% 9/15/2021	06/10/2016	16,581,216	16,571,036	0.33%
First Investors Auto Owner Trust 2016-2A A2 — 1.87% 11/15/2021	9/12/2016	5,513,659	5,460,155	0.11%
First Investors Auto Owner Trust 2015-2A B — 2.75% 9/15/2021	8/18/2015	4,442,654	4,459,377	0.09%
First Investors Auto Owner Trust 2014-1A A3 — 1.49% 1/15/2020	04/03/2014	3,002,830	3,003,270	0.06%
First Investors Auto Owner Trust 2015-1A A2 — 1.21% 4/15/2019	04/16/2015	960,001	959,823	0.02%
Fortress Credit Opportunities III CLO LP 2014-3A A1T — 2.768% 4/28/2026	10/27/2016	21,166,138	21,142,656	0.43%
Golden Credit Card Trust 2012-2A A1 — 1.77% 1/15/2019	4/23/2015, 5/4/2015	31,397,816	31,197,063	0.63%
Grayson CLO, Ltd. 2006-1A A1B — 1.246% 11/1/2021	9/8/2016	8,518,336	8,547,309	0.17%
Hertz Fleet Lease Funding LP 2016-1 A2 — 1.96% 4/10/2030	4/13/2016	21,045,634	20,973,751	0.42%
Hyundai Auto Lease Securitization Trust 2014-B A4 — 1.26% 9/17/2018	4/20/2015	3,078,912	3,073,236	0.06%
InSite Issuer LLC — 8.595% 8/15/2043	8/19/2013, 2/12/2015, 10/20/2015	12,025,719	12,375,791	0.25%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT A — 2.804% 2/16/2025	11/16/2015, 11/18/2015	17,311,744	17,116,771	0.35%
Latitude Management Real Estate Capita 2016-CRE2 A — 2.286% 11/24/2031	10/21/2016	11,903,000	11,903,000	0.24%
Leaf Receivables Funding 11 LLC 2016-1 A2 — 1.72% 7/15/2018	5/18/2016	17,599,000	17,592,154	0.35%
Limerock CLO II, Ltd. 2014-2A A — 2.382% 4/18/2026	11/30/2016	8,906,600	8,900,377	0.18%
MB1LDDTL — 3.50% 11/30/2017	12/02/2016	—	40,066	0.00%
MB1LTL — 6.00% 11/30/2022	12/02/2016	13,203,556	13,384,302	0.27%
MB2LDDTL — 5.625% 11/30/2017	12/02/2016	—	19,666	0.00%
MB2LTL — 10.25% 11/30/2023	12/02/2016	5,242,601	5,335,236	0.11%
MMAF Equipment Finance LLC 2013-AA A4 — 1.68% 5/11/2020	6/15/2016	14,530,232	14,445,977	0.29%
MMAF Equipment Finance LLC 2013-AA A3 — 1.03% 12/11/2017	03/26/2015, 05/01/2015, 06/05/2015	639,870	639,600	0.01%
MMAF Equipment Finance LLC 2012-AA A4 — 1.35% 10/10/2018	06/05/2015	402,443	401,928	0.01%
N671US Trust — 7.50% 9/15/2020	08/16/2012	10,342,754	10,446,181	0.21%
NRZ Advance Receivables Trust 2015-ON1 2016-T4 AT4 — 3.107% 12/15/2050	11/22/2016	50,294,000	49,889,636	1.01%
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1 AT1 — 2.751% 6/15/2049	6/23/2016	28,937,000	28,936,951	0.58%
Nationstar HECM Loan Trust 2016-1A A — 2.981% 2/25/2026	02/25/2016	5,569,156	5,561,136	0.11%
Nationstar HECM Loan Trust 2016-3A A — 2.013% 8/25/2026	8/11/2016, 9/25/2016	3,091,740	3,092,358	0.06%
Nationstar HECM Loan Trust 2015-2A A — 2.883% 11/25/2025	11/19/2015	2,350,668	2,351,609	0.05%
Nelder Grove CLO, Ltd. 2014-1A A1 — 2.497% 8/28/2026	10/27/2016	13,369,723	13,371,360	0.27%
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 — 2.575% 10/15/2049	10/14/2016	50,834,000	50,223,128	1.01%
NewMark Capital Funding CLO, Ltd. 2013-1A A2 — 2.054% 6/2/2025	11/01/2016	7,238,751	7,236,472	0.15%
Nomad CLO, Ltd. 2013-1A A1— 2.08% 1/15/2025	10/27/2016	5,865,000	5,862,789	0.12%
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036	5/5/2016	7,125,392	7,075,518	0.14%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
OCI Beaumont LLC Term Loan B — 7.75% 8/20/2019	03/26/2014, 04/02/2014, 04/09/2014, 06/16/2015, 06/30/2015, 08/18/2015, 08/21/2015, 08/27/2015, 08/28/2015, 09/30/2015	14,232,386	14,454,708	0.29%
OTGDDTL — 1.00% 8/23/2021	8/26/2016	—	37,830	0.00%
OTGTL — 9.50% 8/23/2021	8/26/2016	19,592,725	19,958,018	0.40%
Oaktree EIF II Series A1, Ltd. 2014-A1A A — 2.376% 8/15/2025	10/19/2016	11,149,597	11,176,888	0.23%
Ocwen Master Advance Receivables Trust 2016-T1 AT1— 2.521% 8/17/2048	8/3/2016	51,028,000	50,948,269	1.03%
Oportun Funding III LLC 2016-B A — 3.69% 7/8/2021	6/22/2016	10,121,035	10,059,936	0.20%
Oportun Funding IV LLC 2016-C A — 3.28% 11/8/2021	10/14/2016	9,738,503	9,654,103	0.19%
Ores NPL LLC 2014-LV3 B — 6.00% 3/27/2024	3/21/2014, 2/12/2015	45,874,008	45,961,730	0.93%
PFS Financing Corporation 2016-A A — 1.904% 2/18/2020	02/09/2016	57,782,429	57,834,065	1.17%
PFS Financing Corporation 2014-AA A — 1.304% 2/15/2019	2/4/2014, 4/24/2015, 7/28/2015, 10/27/2015	33,015,647	33,017,955	0.67%
PFS Financing Corporation 2014-BA A — 1.304% 10/15/2019	2/18/2015, 6/15/2015, 10/23/2015, 11/17/2015	32,892,713	32,936,938	0.66%
PFS Financing Corporation 2015-AA A — 1.324% 4/15/2020	4/8/2015, 7/30/2015	29,097,042	29,038,055	0.59%
PFS Financing Corporation 2015-AA B — 1.604% 4/15/2020	4/8/2015	500,000	495,767	0.01%
Peaks CLO 1, Ltd. 2014-1A C — 4.38% 6/15/2026	12/07/2016	11,851,586	11,854,240	0.24%
Porsche Innovative Lease Owner Trust 2014-1 A4 — 1.26% 9/21/2020	3/2/2015	15,255,830	15,254,089	0.31%
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022	10/21/2016	25,218,792	25,100,467	0.51%
Prestige Auto Receivables Trust 2015-1 A3 — 1.53% 2/15/2021	3/18/2015, 5/29/2015	15,203,872	15,206,103	0.31%
Prestige Auto Receivables Trust 2015-1 B — 2.04% 4/15/2021	3/18/2015	10,394,529	10,365,253	0.21%
Prestige Auto Receivables Trust 2014-1A A3 — 1.52% 4/15/2020	3/18/2014, 11/05/2015	9,582,006	9,583,813	0.19%
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022	10/21/2016	9,058,487	8,988,917	0.18%
Prestige Auto Receivables Trust 2016-1A A3 — 1.99% 6/15/2020	03/16/2016	7,917,000	7,939,107	0.16%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
RMAT LLC 2015-PR1 A1 — 4.826% 6/25/2035	06/23/2015	20,640,419	20,406,441	0.41%
Rialto Capital Management LLC 2014-LT5 B — 5.00% 5/15/2024	11/20/2014	7,427,135	7,412,000	0.15%
Rialto Real Estate Fund LP 2015-LT7 B — 5.071% 12/25/2032	6/15/2015	17,716,000	17,361,680	0.35%
Rialto Real Estate Fund LP 2014-LT6 B — 5.486% 9/15/2024	9/17/2014, 2/12/2015	6,666,672	6,657,713	0.13%
RiverView HECM Trust 2007-1 A — 1.09% 5/25/2047	01/9/2013, 02/12/2015	25,506,432	24,973,872	0.50%
SCG Trust 2013-SRP1 AJ — 2.654% 11/15/2026	12/07/2016	14,081,579	14,074,426	0.28%
SDTL— 7.00% 11/22/2021	12/22/2016	13,838,941	14,014,806	0.28%
STORE Master Funding LLC 2012-1A A — 5.77% 8/20/2042	08/31/2012	466,654	484,755	0.01%
Stanwich Mortgage Loan Trust Series 2011-1 A — 0.645% 8/15/2050	05/10/2011, 09/22/2011	716,532	715,615	0.01%
Stanwich Mortgage Loan Trust Series 2010-2 A — 1.621% 2/28/2057	05/21/2010, 09/22/2011	720,059	686,847	0.01%
Stanwich Mortgage Loan Trust Series 2011-2 A — 0.00% 9/15/2050	06/10/2011, 09/22/2011	561,684	558,310	0.01%
Stanwich Mortgage Loan Trust Series 2010-4 A — 1.498% 8/31/2049	08/04/2010, 09/22/2011	373,797	403,340	0.01%
Stanwich Mortgage Loan Trust Series 2010-3 A — 0.301% 7/31/2038	06/02/2010, 09/22/2011	313,411	323,036	0.01%
Stanwich Mortgage Loan Trust Series 2010-1 A — 1.183% 9/30/2047	04/22/2010, 09/22/2011	129,352	124,670	0.00%
Stanwich Mortgage Loan Trust Series 2009-2 A — 0.958% 2/15/2049	09/22/2011, 07/01/2013	42,484	42,545	0.00%
Sunset Mortgage Loan Co. LLC 2015-NPL1 A — 3.228% 8/16/2044	10/02/2015	19,345,866	19,442,504	0.39%
Sunset Mortgage Loan Co. LLC 2014-NPL2 A — 3.721% 11/16/2044	11/25/2014	13,932,364	13,910,272	0.28%
Sunset Mortgage Loan Co. LLC 2014-NPL1 A — 4.459% 9/18/2045	08/21/2014, 02/12/2015	3,752,066	3,764,841	0.08%
THL Credit Wind River CLO, Ltd. 2013-2A A2A — 2.322% 1/18/2026	9/12/2016	6,311,189	6,300,265	0.13%
Telos CLO, Ltd. 2014-5A A — 2.43% 4/17/2025	11/01/2016	31,450,872	31,425,938	0.63%
Telos CLO, Ltd. 2013-4A A — 2.18% 7/17/2024	8/29/2016	7,917,328	7,951,075	0.16%
Towd Point Mortgage Trust 2015-2 1A1 — 3.25% 11/25/2060	05/28/2015	42,594,949	43,100,944	0.87%
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057	06/10/2015	34,483,096	34,463,780	0.69%
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053	11/04/2015, 12/09/2015	31,481,096	31,561,858	0.64%
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 8/25/2055	7/22/2016	27,935,406	27,808,645	0.56%
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055	09/25/2015	26,344,993	26,539,992	0.53%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Unison Ground Lease Funding LLC 2010-1-2 — 9.522% 4/15/2040	12/13/2012, 2/12/2015	22,872,346	20,964,944	0.42%
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2043	3/12/2013, 7/16/2013, 2/12/2015	10,827,289	10,818,745	0.22%
Unison Ground Lease Funding LLC 2013-2 B — 6.268% 3/15/2043	3/12/2013, 2/12/2015	3,767,012	3,502,921	0.07%
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045	12/08/2015	24,452,607	24,679,990	0.50%
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045	06/17/2015	25,407,764	25,445,861	0.51%
VOLT XXVII LLC 2014-NPL7 A1 — 3.375% 8/27/2057	10/24/2014	29,448,144	29,631,246	0.60%
VOLT XXXI LLC 2015-NPL2 A1 — 3.375% 2/25/2055	01/20/2016	1,154,468	1,178,890	0.02%
VOLT XXXIII LLC 2015-NPL5 A1 — 3.50% 3/25/2055	3/13/2015, 01/13/2016	33,738,163	33,895,116	0.68%
VOLT XXXIV LLC 2015-NPL7 A1 — 3.25% 2/25/2055	04/24/2015	23,263,328	23,310,768	0.47%
VOLT XXXIX LLC 2015-NP13 A1 — 4.125% 10/25/2045	10/22/2015	340,799	343,661	0.01%
VOLT XXXV LLC 2015-NPL9 A1 — 3.50% 6/26/2045	06/26/2015	15,786,711	15,801,349	0.32%
VOLT XXXVI LLC 2015-NP10 A1 — 3.625% 7/25/2045	07/10/2015	14,345,563	14,367,568	0.29%
VOLT XXXVIII LLC 2015-NP12 A1 — 3.875% 9/25/2045	09/11/2015	19,258,651	19,346,595	0.39%
Volvo Financial Equipment LLC Series 2013-1A B — 1.24% 8/15/2019	6/11/2015	1,495,938	1,499,805	0.03%
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2043	8/1/2013, 2/12/2015	15,000,000	15,327,000	0.31%
Westlake Automobile Receivables Trust 2015-3A B — 2.21% 5/17/2021	10/09/2015	23,801,083	23,838,154	0.48%
Westlake Automobile Receivables Trust 2016-3A C — 2.46% 1/18/2022	10/14/2016	19,573,639	19,417,208	0.39%
Westlake Automobile Receivables Trust 2015-2A B — 1.83% 1/15/2021	6/18/2015	15,898,765	15,896,252	0.32%
Westlake Automobile Receivables Trust 2015-1A B — 1.68% 11/16/2020	3/4/2015, 5/29/2015	13,150,802	13,139,828	0.27%
Westlake Automobile Receivables Trust 2015-3A C — 3.05% 5/17/2021	10/09/2015	549,931	553,112	0.01%
Westlake Automobile Receivables Trust 2015-1A C — 2.29% 11/16/2020	3/4/2015	549,932	551,343	0.01%
Westlake Automobile Receivables Trust 2015-2A C — 2.45% 1/15/2021	6/18/2015	549,979	549,367	0.01%
Westwood CDO II, Ltd. 2007-2A A2 — 1.232% 4/25/2022	8/3/2016	5,005,246	5,044,491	0.10%
Wheels SPV 2 LLC 2015-1A A2 — 1.27% 4/22/2024	6/2/2015, 6/10/2015	10,995,622	10,988,572	0.22%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Wheels SPV 2 LLC 2014-1A A2 — 0.84% 3/20/2023	05/13/2014, 02/18/2015, 03/27/2015, 05/18/2015	2,022,949	2,018,311	0.04%
ZW1L — 6.00% 11/16/2022	11/17/2016	13,496,075	13,542,495	0.27%
ZW2L — 10.00% 11/16/2023	11/17/2016	4,797,867	4,809,807	0.10%
TOTAL RESTRICTED SECURITIES		$2,448,788,671	$2,436,425,465	49.06%

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of December 31, 2016:

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2016

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities
Agency	$—	$6,726,303	$—	$6,726,303
Agency Stripped	—	531,900,671	—	531,900,671
Non-Agency	—	213,646,979	36,676,680	250,323,659
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	106,532,930	51,996,984	158,529,914
Agency Pool Adjustable Rate	—	1,794,994	—	1,794,994
Agency Pool Fixed Rate	—	166,631,799	—	166,631,799
Agency Stripped	—	34,481,678	—	34,481,678
Non-Agency Collateralized Mortgage Obligation	—	480,937,037	13,859,466	494,796,503
Asset-Backed Securities
Auto	—	985,035,250	—	985,035,250
Credit Card	—	280,858,271	—	280,858,271
Other	—	850,731,428	258,983,806	1,109,715,234
Corporate Bonds & Notes	—	127,136,067	42,462,635	169,598,702
Corporate Bank Debt	—	46,659,353	90,543,553	137,202,906
Municipals	—	13,349,009	—	13,349,009
U.S. Treasuries	—	412,423,611	—	412,423,611
Short-Term Investments	—	216,971,843	—	216,971,843
	$—	$4,475,817,223	$494,523,124	$4,970,340,347

See notes to financial statements.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended December 31, 2016:

Investments	Beginning Value at September 30, 2016	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In (Out)	Ending Value at December 31, 2016	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at December 31, 2016
Asset-Backed Securities Auto	$13,672,192	$(63,331)	—	—	$(13,608,861)	—	—
Commercial Mortgage-Backed Securities Agency Stripped	24,719,119	(1,059,818)	—	—	(23,659,301)	—	—
Commercial Mortgage-Backed Securities Non-Agency	24,773,680	—	$11,903,000	—	—	$36,676,680	$425
Corporate Bank Debt	106,314,525	135,808	55,662,352	$(46,700,488)	(24,868,644)	90,543,553	525,196
Corporate Bonds & Notes	42,782,387	407,453	—	(727,205)	—	42,462,635	376,075
Municipals	23,869,420	43,330	—	(10,563,741)	(13,349,009)	—	—
Other Asset-Backed Securities	63,978,631	(1,082,017)	196,587,192	(500,000)	—	258,983,806	(1,089,419)
Residential Mortgage-Backed Securities Agency Collateralized Mortgage Obligation	—	(307,213)	52,304,197	—	—	51,996,984	(307,056)
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	16,913,546	(47,238)	—	(3,006,842)	—	13,859,466	(6,198)
	$317,023,500	$(1,973,026)	$316,456,741	$(61,498,276)	$(75,485,815)	$494,523,124	$(500,977)

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Level 1 and 2.  There were transfers of $50,617,171 out of Level 3 into Level 2 during the period ended December 31, 2016.  The transfers out are a result of our pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of December 31, 2016:

	Fair Value at		Unobservable
Financial Assets	December 31, 2016	Valuation Technique(s)	Inputs	Price/Range
Commercial Mortgage-Backed Securities Non-Agency	$36,676,680	Third-Party Broker Quote*	Quotes/Prices	$98.00 - $100.00
Corporate Bank Debt	$97,562	Pricing Model ***	Reference prices	$1.09 - $1.94
	$90,445,991	Pricing Vendor	Prices	$98.76 - $100.09
Corporate Bonds & Notes	$42,462,635	Third-Party Broker Quote*	Quotes/Prices	$35.00 - $101.00
Other Asset-Backed Securities	$258,983,806	Third-Party Broker Quote*	Quotes/Prices	$98.21 - $103.12
Residential Mortgage-Backed Securities Agency Collateralized Mortgage Obligation	$51,996,984	Third-Party Broker Quote*	Quotes/Prices	$101.71
Non-Agency Collateralized Mortgage Obligation	$11,005,103	Third-Party Broker Quote*	Quotes/Prices	$99.86 - $100.04
	$2,854,363	Pricing Model**	Prices	$41.28 –$58.31 ($50.22)
			Discount	0.00% - 8.12% (1.12%)

*	The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
**

The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

***

The Pricing Model technique for Level 3 securities involves calculating the difference between the fair value of the funded portion of the security and the price at which the Fund is committed to fund the unfunded commitment.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2016 (excluding short-term investments), was $4,828,992,993 for federal income tax purposes.  Net unrealized depreciation consists of:

Gross unrealized appreciation:	$37,328,147
Gross unrealized depreciation:	(112,952,636)
Net unrealized depreciation:	$(75,624,489)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date:	March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date:	March 1, 2017

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date:	March 1, 2017